Contingent consideration liabilities - Schedule of Contingent Liabilities (Details) - USD ($) $ in Thousands			12 Months Ended
	Nov. 25, 2021	May 08, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of contingent liabilities in business combination [line items]
Beginning contingent consideration liabilities as of January 1			$ 19,140	$ 6,202
Changes in fair value during the period			50,180	43,035	$ 15,980
Ending contingent consideration liabilities as of December 31			0	19,140	6,202
Change in contingent consideration liabilities (Note 19)
Disclosure of contingent liabilities in business combination [line items]
Changes in fair value during the period			(6,870)	12,938	1,991
GlyPharma
Disclosure of contingent liabilities in business combination [line items]
Beginning contingent consideration liabilities as of January 1			19,140	6,202	11,159
Payment for settlement of liability		$ (7,000)	0	0	(7,000)
Foreign exchange impact			0	0	52
Cash payment	$ 10,000		(10,000)	0	0
Payment in shares	10,000		(2,270)	0	0
Ending contingent consideration liabilities as of December 31			0	19,140	6,202
GlyPharma | Change in contingent consideration liabilities (Note 19)
Disclosure of contingent liabilities in business combination [line items]
Changes in fair value during the period	$ 7,730	$ 2,517	$ (6,870)	$ 12,938	$ 1,991